Expense Example - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - Select Consumer Staples Portfolio - Select Consumer Staples Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847